PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net of accumulated depreciation

	2014	2015	2015
	RUB	RUB	$
Servers and network equipment	14,530	25,122	344.7
Infrastructure systems	4,449	6,185	84.9
Land and buildings	3,735	4,281	58.7
Office furniture and equipment	1,323	1,493	20.5
Leasehold improvements	686	766	10.5
Other equipment	66	74	1.0
Assets not yet in use	1,480	1,048	14.4

Total	26,269	38,969	534.7
Less: accumulated depreciation	(12,074)	(18,109)	(248.5)

Total property and equipment, net	14,195	20,860	286.2